Income Taxes	12 Months Ended
Mar. 31, 2023
Major components of tax expense (income) [abstract]
Income Taxes	INCOME TAXES
Income tax expense (recovery) for the year is as follows:

Year ended	March 31,
	2023	2022
Current tax expense (recovery):	$	$
Current tax expense (recovery) for the year	569	(20)

Deferred tax recovery:
Recognition of previously unrecognized tax benefits related to tax losses	(6,470)	—
Origination and reversal of temporary differences	(356)	(3,007)
Total deferred tax recovery	(6,826)	(3,007)
Total income tax recovery	(6,257)	(3,027)

The Group’s effective income tax rate differs from the combined statutory tax rate as follows:

Year ended	March 31,
	2023		2022
	%	$	%	$
Loss before income taxes		(36,354)		(18,575)
Company's statutory tax rate	26.5	(9,634)	26.5	(4,922)
Non-deductible share-based compensation expense	(3.1)	1,112	(3.6)	663
Other non-deductible and tax exempt items	(8.8)	3,198	1.3	(238)
Change in unrecognized deferred tax assets	0.7	(247)	(7.2)	1,340
Other	1.9	(686)	(0.7)	130
Effective income tax rate	17.2	(6,257)	16.3	(3,027)

The Group’s applicable statutory tax rate is the Canadian combined rates applicable in the jurisdictions in which the Group operates.
Deferred income tax assets and liabilities
The amounts recognized in the consolidated statement of financial position consist of:

As at	March 31,
	2023	2022
	$	$
Deferred tax liabilities	(8,632)	(9,962)
Deferred tax assets	5,997	7,247
	(2,635)	(2,715)

11. INCOME TAXES (CONT’D)
Movements in temporary differences during the year were as follows:

As at	March 31, 2023
	Opening balance	Recognized in earnings	Recognized in equity	Business acquisition	Foreign currency translation adjustment	Total
	$	$	$	$	$	$
Losses available for carryforward and other tax deductions	17,268	972	—	—	—	18,240
Deferred financing costs	576	(102)	10	—	—	484
Total deferred tax assets	17,844	870	10	—	—	18,724
Intangibles and goodwill	(15,439)	6,055	—	(6,519)	(237)	(16,140)
Tax credits and other	(5,120)	(99)	—	—	—	(5,219)
Total deferred tax liability	(20,559)	5,956	—	(6,519)	(237)	(21,359)
Net carrying amount	(2,715)	6,826	10	(6,519)	(237)	(2,635)

As at	March 31, 2022
	Opening balance	Recognized in earnings	Recognized in equity	Business acquisition	Foreign currency translation adjustment	Total
	$	$	$	$	$	$
Losses available for carryforward and other tax deductions	13,116	2,804	—	1,348	—	17,268
Deferred financing costs	558	(110)	113	15	—	576
Total deferred tax assets	13,674	2,694	113	1,363	—	17,844
Intangibles and goodwill	(6,129)	2,373	—	(11,683)	—	(15,439)
Tax credits and other	(3,060)	(2,060)	—	—	—	(5,120)
Total deferred tax liability	(9,189)	313	—	(11,683)	—	(20,559)
Net carrying amount	4,485	3,007	113	(10,320)	—	(2,715)

During the year ended March 31, 2023, the Group recognized a deferred tax asset in the amount of $6,470,000 that was probable of being realized as a result of the deferred tax liability recognized pursuant to the Datum Acquisition (note 3). The recognized deferred tax asset relates to previous years' net operating losses of the Group in the U.S. available for carryforwards as at July 1, 2022 in the amount of approximately $24,359,000 that was previously not recognized.
As at March 31, 2022, net deferred tax assets of $1,127,000 were recognized with respect to entities that incurred losses this fiscal year or the preceding fiscal year. Based upon the level of historical taxable income or projections for future taxable income, management believes it is probable that the Company will realize the benefits of these net deferred tax assets.
11. INCOME TAXES (CONT’D)

Losses available for carryforward for which no deferred tax asset was recognized
Expiry date	Canada
$
2039	922
2040	390
2041	2,075
2042	3,516
2043	5,471
12,374

Losses available for carryforward for which no deferred tax asset was recognized
Expiry date (a)	USA
$
2037	13,328
Indefinite	16,387
29,715

(a) Net operating losses amounting to $20,292,000 of which $13,328,000 will expire in 2037, are limited due to the U.S. tax rules applicable on the acquisition of Edgewater Technology Inc. In addition, the Company has i) state losses amounting to approximately $53,274,000 (with expiry dates ranging from 2024 to 2043) and ii) net deductible temporary differences totaling approximately $20,834,000 for which no deferred tax benefit has been recognized.